1399216

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL
OMB Number:
Expires:
Estimated average burden
[redacted]

07053058

SEC MAIL PROCESSING RECEIVED APR 27 2007 WASH. DC

FORM D
NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

Brokered Private Placement of Common Shares and Warrants (April, 2007)

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ~~ULOE~~

Type of Filing ☒ New Filing ☐

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

Crossroads Explorations Inc. (now known as "New Horizon Uranium Corporation")

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
#200 – 2221 East Street, Golden, Colorado 80401	**(303) 422 – 7803**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business

Junior Natural Resource - Mining

PROCESSED
MAY 11 2007
THOMSON FINANCIAL

Type of Business Organization

☒ corporation ☐ limited partnership, already formed ☐ LLC, already formed ☐ other (please specify):

☐ business trust ☐ limited partnership, to be formed ☐ LLC, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 9 Year 0 3 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) C N

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director	☐ General Partner Managing Partner

Full Name (Last name first, if individual)

Chu, Gregory T.

Business or Residence Address (Number and Street, City, State, Zip Code)

#650 – 1188 West Georgia Street, Vancouver, British Columbia, Canada V6E 4A2

Check Box(es) that Apply:	☐ Promoter	☒ Beneficial Owner	☐ Executive Officer	☐ Director	☐ General Partner Managing Partner

Full Name (Last name first, if individual)

International Royalty Corporation

Business or Residence Address (Number and Street, City, State, Zip Code)

#104 – 10 Inverness Drive East, Englewood, Colorado 80112

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ **N/A**

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Haywood Securities (USA) Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

400 Burrard Street, Suite 2000, Vancouver, British Columbia, CANADA, V6C 3A6

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)............ ☐ All States

☐AL	☐AK	☐AZ	☐AR	☐CA	☒CO	☐CT	☐DE	☐DC	☒FL	☐GA	☐HI	☐ID
☐IL	☐IN	☐IA	☐KS	☐KY	☐LA	☐ME	☐MD	☐MA	☐MI	☐MN	☐MS	☐MO
☒MT	☐NE	☒NV	☐NH	☐NJ	☐NM	☐NY	☐NC	☐ND	☐OH	☐OK	☐OR	☐PA
☐RI	☐SC	☐SD	☐TN	☐TX	☐UT	☐VT	☐VA	☐WA	☐WV	☐WI	☐WY	☐PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)............ ☐ All States

☐AL	☐AK	☐AZ	☐AR	☐CA	☐CO	☐CT	☐DE	☐DC	☐FL	☐GA	☐HI	☐ID
☐IL	☐IN	☐IA	☐KS	☐KY	☐LA	☐ME	☐MD	☐MA	☐MI	☐MN	☐MS	☐MO
☐MT	☐NE	☐NV	☐NH	☐NJ	☐NM	☐NY	☐NC	☐ND	☐OH	☐OK	☐OR	☐PA
☐RI	☐SC	☐SD	☐TN	☐TX	☐UT	☐VT	☐VA	☐WA	☐WV	☐WI	☐WY	☐PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)............ ☐ All States

☐AL	☐AK	☐AZ	☐AR	☐CA	☐CO	☐CT	☐DE	☐DC	☐FL	☐GA	☐HI	☐ID
☐IL	☐IN	☐IA	☐KS	☐KY	☐LA	☐ME	☐MD	☐MA	☐MI	☐MN	☐MS	☐MO
☐MT	☐NE	☐NV	☐NH	☐NJ	☐NM	☐NY	☐NC	☐ND	☐OH	☐OK	☐OR	☐PA
☐RI	☐SC	☐SD	☐TN	☐TX	☐UT	☐VT	☐VA	☐WA	☐WV	☐WI	☐WY	☐PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity ..... **see Other (Specify) below**	$	$
☒ **Common Shares** ☐ Preferred	$	$
Convertible Securities (including **warrants**) ..... **see Other (Specify) below**	$	$
Partnership Interests	$	$
Other (Specify) ..... **Units – see Exhibit A on back of Form D**	$ 2,200,000	$ 2,200,000
Total	$ 2,200,000	$ 2,200,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	$ 6	$ 177,907
Non-accredited Investors	$ 0	$ 0
Total (for filings under Rule 504 only)	$	$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☒	$ 1,320
Printing and Engraving Costs	☐	$
Legal Fees	☒	$ 17,600
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately) ..... **see Exhibit A on back of Form D**	☒	$ 264,000
Other Expenses (identify) - .**Exchange filing fees**	☒	$ 13,552
Total	☒	$ 296,472

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 1,903,528

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	☒ $ 112,500	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness of New Horizon	☒ $ 8,000	☒ $ 718,434
Working Capital	☐ $	☒ $ 584,414
Other (specify) **Exploration Activities on the New Horizon properties**	☐ $	☒ $ 480,180
Column Totals	☒ $ 120,500	☒ $ 1,783,028
Total Payments Listed (column totals added)	☒ $ 1,903,528	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
New Horizon Uranium Corporation	[signature]	**April 25, 2007**
Name of Signer (Print or Type) **William R. Wilson**	Title of Signer (Print or Type) **President**	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

CROSSROADS EXPLORATIONS INC.
(the "Issuer," now known as New Horizon Uranium Corporation)

"Exhibit A" of Form D

Items C.1 and C.2 of Form D

This brokered private placement (the "Offering") of units of common shares and warrants (the "Units") was effected by the Issuer and Haywood Securities Inc. (the "Agent") within the United States pursuant to Rule 506 of Regulation D and outside the United States pursuant to Rule 903(b)(1) of Regulation S.

The Offering, which closed on April 12, 2007, was comprised of 5,000,000 Units at a price of $0.50 (CDN) per Unit, for total gross proceeds of $2,200,000 (US) [$2,500,000 (CDN)].

Each Unit consists of one common share in the capital of the Issuer ("Share") and one half of one transferable share purchase warrant ("Warrant"). Each full Warrant will be exercisable for one additional Share of the Issuer at a price of $0.60 (CDN) per Share for a period of 2 years from the date of closing.

Of the 5,000,000 Units offered and sold in this Offering, 404,333 Units were offered and sold within the United States through Haywood Securities (USA) Ltd., the Agent's U.S. Placement Agent duly licensed and registered as a broker-dealer in good standing with the SEC and the NASD, for proceeds of $177,907 (US) [$202,167 (CDN)], to three individuals residing in Colorado, an individual residing in Florida, an individual residing in Montana and an individual residing in Nevada, all such persons being "Accredited Investors," as defined in Rule 501(a) of Regulation D, in accordance with Rule 506 thereof.

Item C.4.a of Form D

The Agent's total commissions received on the entire Offering was comprised of: (1) 200,000 common shares of the Issuer as a work fee in the amount of $88,000 (US) [$100,000 (CDN)]; (2) 400,000 Units in lieu of its cash commission on the same terms as the Units comprising the Offering with a value of $176,000 (US) [$200,000 (CDN)] and (3) an option to acquire 500,000 Units of the Issuer at a price of $0.50 per Unit on the same terms as the Units comprising the Offering.

All dollar amounts on this Form D were converted to U.S. dollars from Canadian dollars using the Bank of Canada US/CDN daily noon rate of $0.8800 as of April 12, 2007, the closing date of the issuances.

END